Sep. 30, 2019
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated MDT Series	Federated Hermes MDT Series
Federated MDT All Cap Core Fund	Federated Hermes MDT All Cap Core Fund
Federated MDT Balanced Fund	Federated Hermes MDT Balance Fund
Federated MDT Large Cap Growth Fund	Federated Hermes MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund	Federated Hermes MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund	Federated Hermes MDT Small Cap Growth Fund